Fees Summary	Nov. 07, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,200,001,225.00
Previously Paid Amount	183,720.18
Total Fee Amount	183,720.18
Total Offset Amount	0.00
Net Fee	$ 0.00